Fees and Expenses - Roundhill Top WeeklyPay™ ETF	Sep. 04, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	The amount of fees waived are based on the Fund’s operations during the prior fiscal period, which did not constitute a full fiscal year. Pursuant to the Fee Waiver Agreement, the Fund calculated and waived fees on a daily basis that equated to approximately 0.99% on an annualized basis during the prior fiscal period.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)